Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Assets
Property, plant and equipment	R 163,589	R 225,472
Right of use assets	12,351	11,685
Goodwill and other intangible assets	2,462	3,191
Equity accounted investments	14,742	14,804
Other long-term investments	2,536	2,164
Post-retirement benefit assets	910	784
Long-term receivables and prepaid expenses	4,030	3,040
Long-term financial assets	446	453
Deferred tax assets	37,193	37,716
Non-current assets	238,259	299,309
Inventories	40,719	42,205
Tax receivable	456	411
Trade and other receivables	36,533	35,905
Short-term financial assets	3,532	1,772
Cash and cash equivalents	45,383	53,926
Current assets	126,623	134,219
Assets in disposal groups held for sale	98	310
Total assets	364,980	433,838
Equity and liabilities
Shareholders' equity	143,005	196,904
Non-controlling interests	4,422	4,620
Total equity	147,427	201,524
Long-term debt	115,913	82,319	[1]
Lease liabilities	15,173	14,382
Long-term provisions	14,396	15,531
Post-retirement benefit obligations	11,356	11,343
Long-term deferred income	446	465
Long-term financial liabilities	569	933	[1]
Deferred tax liabilities	5,205	5,294
Non-current liabilities	163,058	130,267
Short-term debt	3,948	43,743	[1]
Short-term provisions	4,750	4,319
Tax payable	1,108	1,876
Trade and other payables	44,198	48,518
Short-term deferred income	320	966
Short-term financial liabilities	50	2,464	[1]
Bank overdraft	121	159
Current liabilities	54,495	102,045
Liabilities in disposal groups held for sale		2
Total equity and liabilities	R 364,980	R 433,838

[1]	The Group has revised long-term debt and short-term debt by R11 985 million as well as long-term financial liabilities and short-term financial liabilities by R1 302 million for 2023, refer note 1.1.